Inventories (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)
Inventory Disclosure [Abstract]
Products	¥ 131,828		¥ 190,480
Raw materials	13,725		29,671
Inventories	¥ 145,553	$ 20,556	¥ 220,151